PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Expenditure on investment properties (see below)	£ 9	£ 11
The Group
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	9,467
Change in fair value of investment properties (note 7)	(20)	(8)	£ 0
At 31 December	8,317	9,467
The Group | Investment properties
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	15
At 31 December	4	15
The Group | Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	963
At 31 December	866	963
The Group | Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	2,454
At 31 December	2,055	2,454
The Group | Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	4,426
At 31 December	3,958	4,426
The Group | Right-of-use assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	1,609
At 31 December	1,434	1,609
The Bank
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	3,594
At 31 December	3,098	3,594
The Bank | Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	582
At 31 December	541	582
The Bank | Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	2,144
At 31 December	1,779	2,144
The Bank | Right-of-use assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	868
At 31 December	778	868
Cost or valuation | The Group
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	14,797	14,478
Exchange and other adjustments	1	7
Additions	1,944	2,512
Expenditure on investment properties (see below)	9	11
Change in fair value of investment properties (note 7)	(20)	(8)
Disposals	(2,723)	(2,203)
At 31 December	14,008	14,797	14,478
Cost or valuation | The Group | Investment properties
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	15	35
Exchange and other adjustments	0	0
Additions	0	0
Expenditure on investment properties (see below)	9	11
Change in fair value of investment properties (note 7)	(20)	(8)
Disposals	0	(23)
At 31 December	4	15	35
Cost or valuation | The Group | Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	1,058	1,180
Exchange and other adjustments	1	3
Additions	72	118
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(184)	(243)
At 31 December	947	1,058	1,180
Cost or valuation | The Group | Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	5,257	4,966
Exchange and other adjustments	0	4
Additions	314	518
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(501)	(231)
At 31 December	5,070	5,257	4,966
Cost or valuation | The Group | Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	6,654	6,642
Exchange and other adjustments	0	0
Additions	1,436	1,693
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(1,914)	(1,681)
At 31 December	6,176	6,654	6,642
Cost or valuation | The Group | Right-of-use assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	1,813	1,655
Exchange and other adjustments	0	0
Additions	122	183
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(124)	(25)
At 31 December	1,811	1,813	1,655
Cost or valuation | The Bank
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	8,609	8,425
Exchange and other adjustments	7	21
Additions	433	660
Expenditure on investment properties (see below)		0
Change in fair value of investment properties (note 7)		0
Disposals	(688)	(497)
At 31 December	8,361	8,609	8,425
Cost or valuation | The Bank | Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	1,087	1,275
Exchange and other adjustments	7	21
Additions	42	62
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(113)	(271)
At 31 December	1,023	1,087	1,275
Cost or valuation | The Bank | Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	6,541	6,267
Exchange and other adjustments	0	0
Additions	287	484
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(472)	(210)
At 31 December	6,356	6,541	6,267
Cost or valuation | The Bank | Right-of-use assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	981	883
Exchange and other adjustments	0	0
Additions	104	114
Expenditure on investment properties (see below)	0	0
Change in fair value of investment properties (note 7)	0	0
Disposals	(103)	(16)
At 31 December	982	981	883
Accumulated depreciation and impairment | The Group
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(5,330)	(4,308)
Exchange and other adjustments	1	(33)
Depreciation charge for the year (note 9)	2,017	2,040
Disposals	1,657	985
At 31 December	(5,691)	(5,330)	(4,308)
Accumulated depreciation and impairment | The Group | Investment properties
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	0	0
Exchange and other adjustments	0	0
Depreciation charge for the year (note 9)	0	0
Disposals	0	0
At 31 December	0	0	0
Accumulated depreciation and impairment | The Group | Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(95)	(199)
Exchange and other adjustments	(1)	0
Depreciation charge for the year (note 9)	124	121
Disposals	137	225
At 31 December	(81)	(95)	(199)
Accumulated depreciation and impairment | The Group | Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(2,803)	(2,270)
Exchange and other adjustments	2	(1)
Depreciation charge for the year (note 9)	676	710
Disposals	466	176
At 31 December	(3,015)	(2,803)	(2,270)
Accumulated depreciation and impairment | The Group | Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(2,228)	(1,839)
Exchange and other adjustments	0	(33)
Depreciation charge for the year (note 9)	1,002	1,006
Disposals	1,012	584
At 31 December	(2,218)	(2,228)	(1,839)
Accumulated depreciation and impairment | The Group | Right-of-use assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(204)	0
Exchange and other adjustments	0	1
Depreciation charge for the year (note 9)	215	203
Disposals	42	0
At 31 December	(377)	(204)	0
Accumulated depreciation and impairment | The Bank
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(5,015)	(4,602)
Exchange and other adjustments	2	11
Depreciation charge for the year (note 9)	810	825
Disposals	564	423
At 31 December	(5,263)	(5,015)	(4,602)
Accumulated depreciation and impairment | The Bank | Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(505)	(687)
Exchange and other adjustments	0	8
Depreciation charge for the year (note 9)	70	67
Disposals	93	257
At 31 December	(482)	(505)	(687)
Accumulated depreciation and impairment | The Bank | Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(4,397)	(3,915)
Exchange and other adjustments	2	0
Depreciation charge for the year (note 9)	619	648
Disposals	441	166
At 31 December	(4,577)	(4,397)	(3,915)
Accumulated depreciation and impairment | The Bank | Right-of-use assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	(113)	0
Exchange and other adjustments	0	3
Depreciation charge for the year (note 9)	121	110
Disposals	30	0
At 31 December	£ (204)	£ (113)	£ 0